Interests in Subsidiaries, Associates and Others	12 Months Ended
Mar. 31, 2019
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Interests in Subsidiaries, Associates and Others
15.	Interests in Subsidiaries, Associates and Others

(1)	Major subsidiaries

Major subsidiaries of the Company as of March 31, 2019 are as follows:

Operating segment	Name	Address	% of voting rights interests
Steelmaking and Steel Fabrication	Sanyo Special Steel Co., Ltd.	Himeji-shi, Hyogo	51.5%
Steelmaking and Steel Fabrication	Nisshin Co., Ltd.	Chiyoda-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Coated Sheet Corporation	Chuo-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Osaka Steel Co., Ltd.	Osaka-shi, Osaka	66.3%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Metal Products Co., Ltd.	Koto-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Pipe Co., Ltd.	Chiyoda-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Kurosaki Harima Corporation	Kitakyushu-shi, Fukuoka	*47.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Texeng Co., Ltd.	Chiyoda-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Stainless Steel Corporation	Chiyoda-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Logistics Co., Ltd.	Chuo-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin SG Wire Co., Ltd.	Chiyoda-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Geostr Corporation	Bunkyo-ku, Tokyo	*42.3%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Welding Co., Ltd.	Koto-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Drum Co., Ltd.	Koto-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Blast Furnace Slag Cement Co., Ltd.	Kitakyushu-shi, Fukuoka	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Cement Co., Ltd.	Muroran-shi, Hokkaido	85.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Finance Co., Ltd.	Chiyoda-ku, Tokyo	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Stainless Steel Pipe Co., Ltd.	Koga-shi, Ibaraki	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Steel Wire Co., Ltd.	Seki-shi, Gifu	51.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Eco-Tech Corporation	Chuo-ku, Tokyo	85.1%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Bolten Corporation	Osaka-shi, Osaka	85.0%
Steelmaking and Steel Fabrication	Nippon Steel & SumikinShapes Corporation	Wakayama-shi, Wakayama	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Tubos do Brasil Ltda.	State of Rio de Janeiro, Brazil	100.0%
Steelmaking and Steel Fabrication	NS-Siam United Steel Co., Ltd.	Rayong Province, Thailand	80.2%
Steelmaking and Steel Fabrication	National Pipe Company Limited	Eastern Province, Saudi Arabia	51.0%
Steelmaking and Steel Fabrication	Standard Steel, LLC	Pennsylvania State, United States of America	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumitomo Metal U.S.A., Inc.	New York State, United States of America	100.0%
Steelmaking and Steel Fabrication	PT Pelat Timah Nusantara Tbk.	Jakarta City, Indonesia	*35.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumitomo Metal (Thailand) Co., Ltd.	Bangkok Metropolis, Thailand	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumitomo Metal Australia Pty. Limited	New South Wales State, Australia	100.0%
Steelmaking and Steel Fabrication	Nippon Steel & Sumikin Steel Processing (Thailand) Co., Ltd.	Rayong Province, Thailand	66.5%
Steelmaking and Steel Fabrication	Ovako AB	Stockholm, Sweden	100.0%
Engineering and Construction	Nippon Steel & Sumikin Engineering Co., Ltd.	Shinagawa-ku, Tokyo	100.0%
Chemicals & Materials	Nippon Steel Chemical & Material Co., Ltd.	Chiyoda-ku, Tokyo	100.0%
System Solutions	NS Solutions Corporation	Chuo-ku, Tokyo	63.4%

*

Although the Group holds less than 50% of the voting rights of Geostr Corporation, PT Pelat Timah Nusantara Tbk. and Kurosaki Harima Corporation, it includes the entities in consolidated subsidiaries because it substantially controls the entities.

(2)	Investments in associates

Carrying amount of investments in associates is as follows:

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018
Carrying amount of investments in associates	636,216	654,214

Share of net profit or loss and other comprehensive income of associates is as follows:

	(Millions of Yen)
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
Net profit or loss	49,436	38,199	29,622
Other comprehensive income	(18,610)	(270)	11,379

Total	30,826	37,929	41,002

(3)	Investments in joint ventures

Carrying amount of investments in joint ventures is as follows:

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018
Carrying amount of investments in joint ventures	156,930	145,025

Share of net profit or loss and other comprehensive income of joint ventures is as follows:

	(Millions of Yen)
	Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017
Net profit or loss	36,975	27,458	14,495
Other comprehensive income	(6,030)	2,793	(1,108)

Total	30,944	30,251	13,386

There are no investments in associates or joint ventures accounted for under the equity method that are individually significant to the Group for the years ended March 31, 2017, 2018 and 2019.